INCOME TAX - Schedule of components of current and deferred income tax expense (income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax
Current tax on profit for the year	$ (5,343)	$ (3,761)	$ (97)
Adjustments for current tax of prior periods	241	(9)	96
Total current tax expense	(5,102)	(3,770)	(1)
Deferred income tax
Deferred tax on profit for the year	6,639	2,581	(8,196)
Adjustments for deferred tax of prior periods	(73)	(124)	1,115
Total deferred tax expense	6,566	2,457	(7,081)
Income tax expense	$ 1,464	$ (1,313)	$ (7,082)